Management-Defined Performance Measures (MPMs) (Tables)	12 Months Ended
Mar. 31, 2026
Management Defined Performance Measures [Abstract]
Disclosure of reconciliation with management-defined performance measures
	Year ended
Description	March 31, 2026	March 31, 2025	March 31, 2024
Profit / (Loss) for the year	(1,366)	(785)	169
Add:
Depreciation and Amortization expense	7,274	5,633	4,773
Net finance expense	3,949	2,294	1,816
Current tax	487	699	515
Less:
Deferred Tax	(62)	(200)	(332)
Other Income (including exchange gain/loss)	(411)	(79)	(185)
Adjusted EBITDA	9,871	7,562	6,756